Average Annual Total Returns - Payden Emerging Markets Bond Fund - Prospectus-Investor Class - Investor Class	Feb. 28, 2021
Average Annual Return:
1 Year	6.17%
5 Years	7.47%
10 Years	5.78%
After Taxes on Distributions
Average Annual Return:
1 Year	4.04%
5 Years	5.10%
10 Years	3.44%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.54%
5 Years	4.71%
10 Years	3.48%